Unrecognized contractual commitments (telecom activities) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	€ 9,220
Operating leases commitments	228
Investment commitments	878
Public initiative networks commitments	61
Guarantees granted to third parties in the ordinary course of business	1,386
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	3,692
Operating leases commitments	94
Investment commitments	417
Public initiative networks commitments	10
Guarantees granted to third parties in the ordinary course of business	363
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	3,291
Operating leases commitments	93
Investment commitments	443
Public initiative networks commitments	19
Guarantees granted to third parties in the ordinary course of business	565
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	2,237
Operating leases commitments	41
Investment commitments	17
Public initiative networks commitments	32
Guarantees granted to third parties in the ordinary course of business	459
Purchase Commitment, Handsets [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,353
Purchase Commitment, Handsets [Member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,334
Purchase Commitment, Handsets [Member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	15
Purchase Commitment, Handsets [Member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	4
Purchase Commitment, Transmission Capacity [Member ]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,397
Purchase Commitment, Transmission Capacity [Member ] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	232
Purchase Commitment, Transmission Capacity [Member ] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	465
Purchase Commitment, Transmission Capacity [Member ] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	699
Purchase Commitment, Other Goods And Services [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,918
Purchase Commitment, Other Goods And Services [Member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,241
Purchase Commitment, Other Goods And Services [Member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,691
Purchase Commitment, Other Goods And Services [Member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 985